Consolidated cash flow statements - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Net loss for the period	SFr (50,790)	SFr (34,705)
Adjustments for:
Income tax (income)/expense	(3,526)	(820)
Depreciation and amortization expense	3,860	2,036
Impairment of intangible assets	26,424
Impairment of receivables	24	470
Reversal of impairment loss on receivables	(453)
Loss from disposal of other financial assets		54
Gain from loan forgiveness		(890)
Gain from fair value adjustments to contingent payments	(8,892)
Finance expenses	1,920	1,316
Finance income	(18)	(97)
Interest expenses paid on borrowings and lease liabilities	(374)	(260)
Loss on disposal of property and equipment		3
Change in defined benefit obligations	(79)	1,266
Share-based payment expense	2,186	1,143
Changes in working capital:
Decrease/(Increase) in inventories	164	(111)
Decrease/(Increase) in trade receivables	(19)	(208)
Decrease/(Increase) in other assets	6,481	(2,585)
(Decrease)/increase in trade payables	(75)	(823)
(Decrease)/increase in provisions	(586)	100
(Decrease)/increase in other payables and liabilities	(373)	(1,607)
Cash flow used in operating activities	(24,126)	(35,718)
Payments for property, plant and equipment	(33)
Payments for intangible assets	(488)	(13,708)
Payments for other financial assets	(38)	(23)
Proceeds from sale of right-of-use assets		11
Net cash outflow on acquisition of subsidiaries		(16,681)
Milestone payments related to acquisition of subsidiaries	(7,920)
Proceeds from other financial assets	462	132
Interest received	18	7
Cash flow used in investing activities	(7,999)	(30,262)
Proceeds from capital increase	7,111	76,088
Equity transaction costs	(223)	(2,848)
Repayment of lease liabilities	(390)	(185)
Repayment of borrowings	(81)	(5,366)
Cash flow from financing activities	6,417	67,689
Net increase in cash and cash equivalents	(25,708)	1,709
Cash and cash equivalents at beginning of period	44,761	43,154
Exchange difference on cash and cash equivalents	184	(102)
Cash and cash equivalents at end of period	SFr 19,237	SFr 44,761